Direct Costs	12 Months Ended
Dec. 31, 2019
Direct Costs [Abstract]
DIRECT COSTS
4	DIRECT COSTS

	2019	2018	2017
	USD	USD	USD

Employee costs and related benefits	3,074,727	2,808,702	1,518,794
Depreciation (note 8)	5,785,745	5,716,063	692,528
Spare parts and consumables used (note 9)	788,792	592,471	50,891
Insurance	323,702	377,053	31,304
Others	229,499	113,071	2,292

	10,202,465	9,607,360	2,295,809